Retirement benefit obligations - Schedule of Movements in Net Post-Retirement Defined Benefit Scheme Asset (Details) - Amount recognized £ in Millions	6 Months Ended
Jun. 30, 2024 GBP (£)
Schedule of Principal Actuarial and Financial Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Net defined benefit asset, beginning balance	£ 3,488
Income statement credit	21
Employer contributions	91
Remeasurement	(351)
Net defined benefit asset, ending balance	£ 3,249